Redeemable Noncontrolling Interest (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Dec. 23, 2010	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Ownership interest in BlueFire Fulton Renewable Energy LLC sold	1.00%
Proceeds from sale of LLC Unit	$ 750,000							$ 750,000
Ownership interest in BlueFire Fulton Renewable Energy LLC	99.00%
Redeemable noncontrolling interest	862,500
Net loss attributable to noncontrolling interest		1,100	(376)	3,473	(3,118)	6,099	(2,586)	(6,456)
Accretion of redeemable non-controlling interest								$ 112,500